Segment information	12 Months Ended
Dec. 31, 2021
Segment information [Abstract]
Segment information
Note 3 - Segment information

Operating Segments:

Since DHT’s business is limited to operating a fleet of crude oil tankers, management has organized and manages the entity as one segment based upon the service provided. The Company’s chief operating decision makers (“CODM”), being the Chief Executive Officers, review the Company’s operating results on a consolidated basis as one operating segment as defined in IFRS 8, Operating Segments.

Entity-wide disclosures:

Information about major customers:

As of December 31, 2021, the Company had 26 vessels in operation of which seven were on time charters and 19 were vessels operating in the spot market.

For the period from January 1, 2021 to December 31, 2021, five customers represented $41,418 thousand, $35,154 thousand, $28,322 thousand, $26,392 thousand, and $26,315 thousand, respectively, of the Company’s revenues. The five customers in aggregate represented $157,601 thousand, equal to 53 percent of the total revenue of $295,853 thousand for the period from January 1, 2021 to December 31, 2021.

For the period from January 1, 2020 to December 31, 2020, five customers represented $78,513 thousand, $57,777 thousand, $55,371 thousand, $53,711 thousand, and $37,670 thousand, respectively, of the Company’s revenues. The five customers in aggregate represented $283,042 thousand, equal to 41 percent of the total revenue of $691,039 thousand for the period from January 1, 2020 to December 31, 2020.

For the period from January 1, 2019 to December 31, 2019, five customers represented $84,067 thousand, $79,161 thousand, $73,629 thousand, $39,477 thousand, and $34,786 thousand, respectively, of the Company’s revenues. The five customers in aggregate represented $311,120 thousand, equal to 58 percent of the total revenue of $535,068 thousand for the period from January 1, 2019 to December 31, 2019.